INDUSTRY SEGMENTS, MAJOR CUSTOMERS, RELATED PARTY TRANSACTIONS AND GEOGRAPHIC INFORMATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Segment Reporting [Abstract]
Summary of Financial Information by Reportable Segment

The following table provides summary financial information by reportable segment (in millions):

	March 31, 2014	December 31, 2013
Identifiable segment-related assets:
Wireless	$2,545.1	$2,419.8
Enterprise	1,470.9	1,495.1
Broadband	348.8	363.4

Total identifiable segment-related assets	4,364.8	4,278.3
Reconciliation to total assets:
Cash and cash equivalents	305.2	346.3
Deferred income tax assets	57.2	59.7
Deferred financing fees	46.9	49.8

Total assets	$4,774.1	$4,734.1

The following tables provide summary financial information by reportable segment:

	Successor	Successor
	2013	2012
	(in millions)
Identifiable segment-related assets:
Wireless	$2,419.8	$2,460.2
Enterprise	1,495.1	1,490.8
Broadband	363.4	455.8

Total identifiable segment-related assets	4,278.3	4,406.8
Reconciliation to total assets:
Cash and cash equivalents	346.3	264.4
Deferred income tax asset	59.7	61.1
Deferred financing fees	49.8	61.0

Total assets	$4,734.1	$4,793.3

Summary of Net Sales and Operating Income (Loss), Depreciation and Amortization by Reportable Segment

The following table provides net sales, operating income (loss), depreciation, and amortization by reportable segment (in millions):

	Three Months Ended March 31,
	2014	2013
Net sales:
Wireless	$627.2	$496.5
Enterprise	201.5	191.8
Broadband	107.5	118.1
Inter-segment eliminations	(1.2)	(1.7)

Consolidated net sales	$935.0	$804.7

Operating income (loss):
Wireless (1)	$127.6	$62.4
Enterprise (2)	22.6	15.4
Broadband	(3.7)	(2.4)

Consolidated operating income	$146.5	$75.4

Depreciation:
Wireless	$7.0	$8.2
Enterprise	2.7	2.9
Broadband	2.0	2.6

Consolidated depreciation	$11.7	$13.7

Amortization (3):
Wireless	$22.5	$22.1
Enterprise	17.4	16.6
Broadband	4.4	4.6

Consolidated amortization	$44.3	$43.3

(1)	Operating income for the three months ended March 31, 2013 included asset impairment charges of $5.6 million.
(2)	Operating income for the three months ended March 31, 2014 included a $5.4 million adjustment to the estimated fair value of contingent consideration related to the Redwood acquisition.
(3)	Excludes amortization of deferred financing fees and original issue discount.

The following table provides net sales, operating income (loss), depreciation, and amortization by reportable segment:

	Successor	Successor	Successor	Predecessor
	Year Ended December 31, 2013	Year Ended December 31, 2012	January 15 – December 31, 2011	January 1 – January 14, 2011
	(in millions)
Net sales:
Wireless	$2,174.2	$1,917.1	$1,774.1	$52.5
Enterprise	827.9	846.5	881.6	23.1
Broadband	484.6	564.0	536.4	13.6
Inter-segment eliminations	(6.6)	(5.7)	(5.7)	(0.2)

Consolidated net sales	$3,480.1	$3,321.9	$3,186.4	$89.0

Operating income (loss):
Wireless (1)	$303.4	$106.7	$(213.4)	$(34.2)
Enterprise (2)	66.7	119.6	85.6	(12.6)
Broadband (3)	(40.4)	11.9	(6.9)	(6.9)

Consolidated operating income (loss)	$329.7	$238.2	$(134.7)	$(53.7)

Depreciation:
Wireless	$32.6	$44.3	$51.3	$1.9
Enterprise	12.4	13.3	14.1	0.6
Broadband	10.2	11.9	13.8	0.3

Consolidated depreciation	$55.2	$69.5	$79.2	$2.8

Amortization (4):
Wireless	$88.1	$90.7	$90.7	$3.4
Enterprise	68.4	66.6	63.8	0.2
Broadband	18.4	18.4	16.7	0.1

Consolidated amortization	$174.9	$175.7	$171.2	$3.7

(1)	Operating income includes net restructuring costs of $24.3 million, $21.9 million and $13.2 million for the year ended December 31, 2013, the year ended December 31, 2012 and the period January 15 – December 31, respectively. Operating income for the year ended December 31, 2013, the year ended December 31, 2012 and the period January 15 – December 31, 2011, includes asset impairment charges of $9.4 million, $40.9 million and $126.1 million, respectively.
(2)	Operating income includes net restructuring costs of $5.1 million, $0.3 million and $1.2 million for the year ended December 31, 2013, the year ended December 31, 2012 and the period January 15 – December 31, 2011, respectively.
(3)	Operating income includes net restructuring costs(gains) of ($7.3) million, $0.8 million and $4.3 million for the year ended December 31, 2013, the year ended December 31, 2012 and the period January 15 – December 31, 2011, respectively. Operating income for 2013 includes asset impairment charges of $36.2 million.
(4)	Excludes amortization of deferred financing fees and original issue discount

Summary of Sales by Geographic Region, Based on Destination of Product Shipments

Sales to customers located outside of the United States comprised 39.8% and 43.6% of total net sales for the three months ended March 31, 2014 and 2013, respectively. Sales by geographic region, based on the destination of product shipments, were as follows (in millions):

	Three months ended March 31,
	2014	2013
United States	$562.9	$453.6
Europe, Middle East and Africa	169.6	139.2
Asia Pacific	128.9	124.5
Central and Latin America	58.4	70.0
Canada	15.2	17.4

Consolidated net sales	$935.0	$804.7

Sales by geographic region, based on the destination of product shipments, were as follows:

	Successor	Successor	Successor	Predecessor
	Year Ended December 31, 2013	Year Ended December 31, 2012	January 15 – December 31, 2011	January 1 – January 14, 2011
	(in millions)
United States	$1,903.0	$1,754.3	$1,638.2	$45.1
Europe, Middle East and Africa (EMEA)	711.5	692.4	701.5	14.4
Asia Pacific (APAC)	524.7	543.6	521.7	20.6
Central and Latin America	269.9	254.6	253.0	7.7
Canada	71.0	77.0	72.0	1.2

Consolidated net sales	$3,480.1	$3,321.9	$3,186.4	$89.0